Deposits [Text Block]	12 Months Ended
Mar. 31, 2015
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including certificates of deposit (“CDs”), issued in amounts of ¥10 million (approximately U.S.$83 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2015) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥27,555,387 million and ¥26,026,728 million, respectively, at March 31, 2014, and ¥26,741,038 million and ¥27,056,193 million, respectively, at March 31, 2015.

The maturity information at March 31, 2015 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥34,047,044	¥26,948,519
Due after one year through two years	6,233,412	411,797
Due after two years through three years	2,844,050	253,167
Due after three years through four years	780,820	124,840
Due after four years through five years	1,023,960	219,350
Due after five years	687,084	23,807

Total	¥45,616,370	¥27,981,480